SEGMENTS (Schedule of Geographical information) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	$ 191.5	$ 165.7
USA [Member]
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	47.7	43.2
Uk And Ireland [Member]
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	50.3	65.1
Nordics [Member]
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	1.8	3.3
Rest Of Europe [Member]
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	43.3	31.7
Rest Of World [Member]
Disclosure of operating segments [line items]
Net assets (liabilities) (100%)	$ 48.4	$ 22.4